Segment Information - Additional Information (Details)	6 Months Ended
	Jun. 30, 2020 segment shares	May 29, 2020 shares
Disclosure of operating segments [Line Items]
Number of operating segments | segment	3
Regeneron
Disclosure of operating segments [Line Items]
Non-current financial assets, number of shares (in shares) | shares	279,766	400,000